Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Lessee Disclosure [Abstract]
Leases

10. Leases

Operating Leases

As of March 31, 2025, the Company leases office space in Dallas, TX and Sacramento, CA. Leases with an initial term of 12 months or less are not recorded on the balance sheet; the Company recognizes lease expense for these short-term leases on a straight-line basis.

Some leases include one or more options to renew, with renewal terms that can extend the lease term from one to five years. The exercise of lease renewal options is at the Company’s sole discretion. In January 2024, the Company exercised its option to renew the facility lease in American Falls, Idaho for one year through December 31, 2024. The lease renewal resulted in recognition of additional right-of-use asset and lease liability of $86,000 on the condensed consolidated balance sheet. The Company subsequently terminated the facility lease in American Falls, Idaho effective July 2024.

The Company’s lease agreements do not contain any material variable lease payments, material residual value guarantees or material restrictive covenants. Leases consisted of the following (in thousands):

Leases	Classification	March 31, 2025	December 31, 2024
Assets
Operating lease assets	Right of use asset	$19	$137
Total leased assets		$19	$137
Liabilities
Current - Operating	Operating lease liability- current	$21	$155
Total leased liabilities		$21	$155

Lease Cost	Classification	Three Months Ended March 31, 2025	Three Months Ended March 31, 2024
Operating lease cost	SG&A Expenses	$119	$265
Short term lease cost	SG&A Expenses	3	3
Sublease income (1)	SG&A Expenses	(143)	(121)
Net lease (income) cost		$(21)	$147

(1) Sublease income is recorded as a reduction to lease expense.

Lease Term and Discount Rate	March 31, 2025	December 31, 2024
Weighted-average remaining lease term (years)	0.5	0.6
Weighted-average discount rate	6.5%	6.5%

Note 16. Leases

Operating Leases

As of December 31, 2024, the Company leases office space in Dallas, TX, Davis and Sacramento, CA, as well as additional buildings, land and equipment. Leases with an initial term of 12 months or less are not recorded on the balance sheet; the Company recognizes lease expense for these short-term leases on a straight-line basis. The Company subleases the Davis office to third parties.

Some leases (the Dallas and Davis offices, a warehouse, and a copy machine) include one or more options to renew, with renewal terms that can extend the lease term from one to six years. The exercise of lease renewal options is at the Company’s sole discretion. In January 2024, the Company exercised its option to renew the facility lease in American Falls, Idaho for one year through December 31, 2024. The lease renewal resulted in recognition of additional right-of-use asset and lease liability of $86,000 on the consolidated balance sheet. The Company subsequently terminated the facility lease in American Falls, Idaho effective July 2024.

The Company’s lease agreements do not contain any material variable lease payments, material residual value guarantees or material restrictive covenants. Leases consisted of the following (in thousands):

Leases	Classification	December 31, 2024	December 31, 2023
Assets
Operating lease assets	Right of use asset	$137	$792
Total leased assets		$137	$792
Liabilities
Current - Operating	Operating lease liability - current	$155	$852
Noncurrent - Operating	Operating lease liability - noncurrent	—	155
Total leased liabilities		$155	$1,007

Lease Cost	Classification	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Operating lease cost	SG&A and R&D Expenses	$850	$763
Short term lease cost	SG&A and R&D Expenses	13	13
Sublease income (1)	SG&A and R&D Expenses	(547)	(450)
Net lease cost		$316	$326

(1)
Sublease income is recorded as a reduction to lease expense.

Lease Term and Discount Rate	December 31, 2024	December 31, 2023
Weighted-average remaining lease term (years)	0.6	2.3
Weighted-average discount rate	6.5%	6.0%

The maturities of the operating lease liabilities as of December 31, 2024 are as follows (in thousands):

Years Ending December 31,	Amounts
2025	155
Total current operating lease payments	$155